MAJOR CUSTOMERS AND VENDORS (Details Textual)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	11.90%
Two Vendors [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Sales [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	77.00%	88.20%	15.10%